Earnings/ (Loss) Per Share (EPS) (Tables)	6 Months Ended
Jun. 30, 2025
Earnings/ (Loss) Per Share (EPS)
Schedule of existing preferred shares were converted into common shares and then a share split

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
As at June 30, after conversion and share split
Outstanding common shares at period-end	37,435,640	34,373,015	37,435,640	34,373,015
Weighted average number of common shares outstanding	37,431,255	30,744,220	37,429,260	29,706,019
Number of shares resulting of the exercise of outstanding warrants	2,797,941	1,946,981	2,797,941	1,946,981

Schedule of basic and diluted earnings per shares based on weighted average number of shares outstanding after conversion and share split

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Loss of year attributable to equity holders (in EUR)	(20,607,000)	(13,124,000)	(42,991,000)	(25,030,000)
Weighted average number of common shares outstanding (in units)	37,431,255	30,744,220	37,429,260	29,706,019
Basic earnings per share in EUR (EUR/unit)	(0.551)	(0.428)	(1.149)	(0.843)
Diluted earnings per share in EUR (EUR/unit)	(0.551)	(0.428)	(1.149)	(0.843)